Touchstone Investments

May 4, 2007

Securities and Exchange Commission
Public Filing Desk
101 F Street, N.E.
Washington, DC 20549

Re: Touchstone Variable Series Trust
    File No. 33-76566

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Touchstone Variable Series Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 26) has been filed electronically.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
Secretary

       303 Broadway, Suite 1100, Cincinnati, Ohio 45202. (513) 362-8217.
                               FAX (513) 362-8314